Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Change in Shares of Paid-in Capital in the Beginnining and End of the Period
A breakdown and changes in
paid-in
capital at the beginning and end of the period are shown below:

	12/31/2019
	Number
	Common	Preferred	Total	Amount
Residents in Brazil at 12/31/2018	4,928,076,320	1,609,055,166	6,537,131,486	64,776
Residents abroad at 12/31/2018	30,214,039	3,236,789,823	3,267,003,862	32,372

Shares of capital stock at 12/31/2018	4,958,290,359	4,845,844,989	9,804,135,348	97,148
Shares of capital stock at 12/31/2019	4,958,290,359	4,845,844,989	9,804,135,348	97,148

Residents in Brazil at 12/31/2019	4,931,023,416	1,665,657,332	6,596,680,748	65,366
Residents abroad at 12/31/2019	27,266,943	3,180,187,657	3,207,454,600	31,782
Treasury shares at 12/31/2018 (1)	—	83,614,426	83,614,426	(1,820)
Result from delivery of treasury shares	—	(25,080,841)	(25,080,841)	546
Treasury shares at 12/31/2019 (1)	—	58,533,585	58,533,585	(1,274)

Outstanding shares at 12/31/2019	4,958,290,359	4,787,311,404	9,745,601,763
Outstanding shares at 12/31/2018	4,958,290,359	4,762,230,563	9,720,520,922

	12/31/2018
	Number
	Common	Preferred	Total	Amount
Residents in Brazil at 12/31/2017	3,299,073,506	1,116,291,341	4,415,364,847	65,482
Residents abroad at 12/31/2017	20,877,606	2,114,271,985	2,135,149,591	31,666

Shares of capital stock at 12/31/2017	3,319,951,112	3,230,563,326	6,550,514,438	97,148
Stock Split – ESM of 07/27/2018 – Approved on 10/31/2018	1,652,763,453	1,615,281,663	3,268,045,116	—
(-) Cancellation of Shares – Meeting of the Board of Directors 02/22/2018	(14,424,206)	—	(14,424,206)	—
Shares of capital stock at 12/31/2018	4,958,290,359	4,845,844,989	9,804,135,348	97,148

Residents in Brazil at 12/31/2018	4,928,076,320	1,609,055,166	6,537,131,486	64,776
Residents abroad at 12/31/2018	30,214,039	3,236,789,823	3,267,003,862	32,372
Treasury shares at 12/31/2017 (1)	14,424,206	71,459,714	85,883,920	(2,743)
Purchase of shares	—	13,100,000	13,100,000	(510)
(-) Cancellation of Shares – Meeting of the Board of Directors 02/22/2018	(14,424,206)	—	(14,424,206)	534
Result from delivery of treasury shares	—	(29,623,265)	(29,623,265)	899
Stock Split – ESM of 07/27/2018 – Approved on 10/31/2018	—	28,677,977	28,677,977	—
Treasury shares at 12/31/2018 (1)	—	83,614,426	83,614,426	(1,820)

Outstanding shares at 12/31/2018	4,958,290,359	4,762,230,563	9,720,520,922
Outstanding shares at 12/31/2017 (2)	4,958,290,359	4,738,655,417	9,696,945,776

(1)	Own shares, purchased based on authorization of the Board of Directors, to be held in Treasury for subsequent cancellation of replacement in the market.
(2)	For better comparability, outstanding shares in the period of 12/31/2017 were adjusted by the split approved on 10/31/2018.

Summary of Cost of Shares Purchased and Average Cost of Treasury Shares and Market Price
Below is the average cost of treasury shares and their market price in reais. On 2019, there was no acquisition of treasury shares.

	01/01 to 12/31/2019
Cost / market value	Common	Preferred
Average cost	—	21.76
Market value at 12/31/2019	32.03	37.10

	01/01 to 12/31/2018
Cost / market value	Common	Preferred
Minimum	—	37.45
Weighted average	—	38.95
Maximum	—	40.06

Treasury shares
Average cost	—	21.76
Market value at 12/31/2018	30.05	35.50

Summary of Calculation of Dividends and Interest on Capital
l - Calculation of dividends and interest on capital

	12/31/2019	12/31/2018	12/31/2017
Statutory net income	26,712	21,945	21,108
Adjustments:
(-) Legal reserve - 5%	(1,336)	(1,097)	(1,055)
Dividend calculation basis	25,376	20,848	20,053
Minimun mandatory dividend - 25%	6,344	5,212	5,013
Dividends and Interest on Capital Paid / Accrued / Identified	18,777	22,437	17,558

Schedule of Stockholders' Compensation
ll - Stockholders’ compensation

	12/31/2019
	Gross value per share (R$)	Gross	WHT (With holding tax)	Net
Paid / prepaid		9,274	—	9,274
Dividends - 11 monthly installments from February to December 2019	0.0150	1,606	—	1,606
Dividends - paid on 08/23/2019	0.7869	7,668	—	7,668
Accrued (Recorded in Other Liabilities)		512	(55)	457
Dividends - 1 monthly installment paid on 01/02/2020	0.0150	146	—	146
Interest on capital - credited on 12/19/2019 to be paid until 04/30/2020	0.0376	366	(55)	311
Identified in Profit Reserve In Stockholders’ Equity	1.0067	9,811	(765)	9,046
Total from 01/01 to 12/31/2019		19,597	(820)	18,777

	12/31/2018
	Gross value per share (R$)	Gross	WHT (With holding tax)	Net
Paid / prepaid		5,921	(122)	5,799
Dividends - 11 monthly installments from February to December 2018	0,0150	1,069	—	1,069
Dividends - paid on 08/30/2018	0.6240	4,041	—	4,041
Interest on capital - paid on 08/30/2018	0.1252	811	(122)	689
Accrued (Recorded in Other Liabilities)		248	(15)	233
Dividends - 1 monthly installment paid on 01/02/2019	0,0150	145	—	145
Interest on capital - credited on 12/27/2018 to be paid until 04/30/2019	0.0106	103	(15)	88
Identified in Profit Reserve In Stockholders’ Equity	1.8001	17,498	(1,093)	16,405
Total from 01/01 to 12/31/2018		23,667	(1,230)	22,437

	12/31/2017
	Gross value per share (R$)	Gross	WHT (With holding tax)	Net
Paid / prepaid		3,666	(389)	3,277
Dividends - 11 monthly installments from February to December 2017	0,0150	1,074	—	1,074
Interest on capital - paid on 08/25/2017	0,3990	2,592	(389)	2,203
Accrued (Recorded in Other Liabilities)		1,877	(140)	1,737
Dividends - 1 monthly installment paid on 01/02/2018	0,0150	98	—	98
Dividends provision	0.1304	843	—	843
Interest on capital, credited on 12/28/2017 to be paid until 04/30/2018	0.1445	936	(140)	796
Identified in Revenue Reserve In Stockholders’ Equity	2.1126	13,658	(1,114)	12,544
Total from 01/01 to 12/31/2017		19,201	(1,643)	17,558

Summary of Appropriated Reserves
ll - Appropriated reserves

	12/31/2019	12/31/2018	12/31/2017
Capital reserves	285	285	285
Premium on subscription of shares	284	284	284
Reserves from tax incentives, restatement of equity securities and other	1	1	1
Profit reserves	12,663	13,195	12,214
Legal (1)	11,326	9,989	8,892
Statutory (2)	3,043	(2,775)	589
Corporate reorganizations (Note 2.4 a IV)	(11,517)	(11,517)	(10,925)
Special profit reserves (3)	9,811	17,498	13,658

Total reserves at parent company	12,948	13,480	12,499

(1)	Its purpose is to ensure the integrity of capital, compensate loss or increase capital.
(2)	Its main purpose is to ensure the yield flow to shareholders.
(3)	Refers to Dividends or Interest on Capital declared after 12/31/2019, 12/31/2018 and 12/31/2017.

Summary of Non-controlling Interests
d)	Non-controlling interests

	Stockholders’ equity		Net Income
	12/31/2019	12/31/2018	01/01 to 12/31/2019	01/01 to 12/31/2018
Itaú CorpBanca (Note 3)	11,270	11,645	504	539
Itaú CorpBanca Colômbia S.A. (Note 3)	406	1,268	(16)	(2)
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento	446	364	131	105
Luizacred S.A. Soc. Cred. Financiamento Investimento	295	288	20	44
Other	123	119	61	46

Total	12,540	13,684	700	732